Goodwill and Intangible Assets - Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 1,682
2017	1,682
2018	1,682
2019	1,682
2020	1,682
Thereafter	3,369
Intangible assets, net	$ 11,779	$ 33,005	$ 38,191